Derivative Liabilities (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative liability	$ 7,061,238	$ 622,944	$ 0
Fair value at the commitment date for convertible instruments		6,590,351	473,638
Fair value mark to market adjustment			149,306
Fair value at the commitment date for debt instruments	1,096,808
Fair value at the commitment date for Series A, Preferred Stock issued		293
Fair value at the commitment date for warrants issued	7,526,671	5,650,576
Fair value mark to market adjustment for debt instruments	(1,579,279)
Fair value mark to market adjustment for warrants	(4,321,411)	(2,868,818)
Fair value mark to market adjustment for Series A, Preferred Stock issued	(59)	(118)
Fair value mark to market adjustment for convertible instruments		(2,293,164)
Reclassification to additional paid-in capital for financial instruments conversions and maturities	(9,759,079)	(640,826)
Derivative liability	$ 24,889	$ 7,061,238	$ 622,944